Shareholder Report, Line Graph (Details) 190316_Amplify BlackSwan Growth - Treasury Core ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Nov. 05, 2018	Sep. 30, 2025
Amplify BlackSwan Growth & Treasury Core ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Amplify BlackSwan Growth & Treasury Core ETF NAV
Accumulated Value	$ 14,515	$ 11,117	$ 11,178	$ 14,519	$ 13,222	$ 11,489	$ 10,000	$ 15,827
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	$ 23,250	$ 17,051	$ 14,020	$ 16,587	$ 12,759	$ 11,080	$ 10,000	$ 27,341